Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 24 – RELATED PARTY BALANCES AND TRANSACTIONS

As of June 30, 2022 and 2021, the Company had $108,761 and $30,925 payable balances to Mr. Wenshan Xie, one of its major shareholders, for purchase of goods and services.

During the year ended June 30, 2022, Mr. Xie made payment of $419,619 for purchase of goods and services for the Company and the Company repaid $337,629 to Mr. Xie. During the year ended June 30, 2021, Mr. Xie made payment of $63,975 for purchase of goods and services for the Company and the Company repaid $24,575 to Mr. Xie. During the year ended June 30, 2020, the Company paid $8,475 in advance to Mr. Xie for purchase of goods and services.

On June 22, 2022, the Company granted 520,000 ordinary shares to its directors and officers as their compensations at a fair value of $167,700 (par value of $52 and additional paid-in capital of $167,648).

On June 21, 2021, the Company granted 6,000 ordinary shares to three of its independent directors (2,000 shares for each director) as their compensations at a fair value of $213,840 (par value of $1 and additional paid-in capital of $213,839).